Accounting for KM Legacy Liabilities	12 Months Ended
Dec. 31, 2011
Accounting For KM Legacy Liabilities [Abstract]
Accounting for KM Legacy Liabilities

5. Accounting for KM Legacy Liabilities

Background

In December 2008, the Company’s then newly appointed Chief Executive Officer informed the Board of Directors (the “Board”) of his concerns over the adequacy of the Company’s environmental liability reserves, and requested independent verification of such reserves prior to filing the 2008 annual report with the SEC. At its December 2008 meeting, the Board directed management to conduct an internal review of the reserve-setting process. In January 2009, management presented the Board with a summary of the internal review, and the Board directed management to hire an expert to review the adequacy of the Company’s environmental reserves as of December 31, 2008. As a result of the preliminary findings from the expert’s review (which consisted of an analysis of documents, interviews of the Company’s environmental project managers, and other information related to a sample of eleven environmental sites or categories of environmental sites selected by the Company), on May 5, 2009, the Company filed a Form 8-K under Item 4.02 stating that its previously-filed financial statements, while the Company was a reporting entity under the SEC’s rules and regulations, could no longer be relied upon because it had failed to establish adequate reserves for the KM Legacy Liabilities as required by U.S. GAAP. The Company also disclosed that its review was continuing and that any required increases to the reserves, while unknown at the time, would be material.

In 2002, Kerr-McGee began an internal restructuring (the “KM Restructuring”) that transferred its oil and gas business to a newly formed entity. Tronox Incorporated was formed in May 2005 as the parent holding company for the Kerr-McGee chemical business and for liabilities related to historic operations of Kerr-McGee that had been terminated, discontinued, or divested prior to the IPO (the “Discontinued Businesses”), including the significant KM Legacy Liabilities that were not related to the ongoing operations of the Kerr-McGee chemical business. The KM Restructuring and Kerr-McGee’s spin-off of the Company, which were completed in March 2006 (the “Spin-Off”), resulted in the Debtors becoming solely responsible for the liabilities of the Discontinued Businesses, including the KM Legacy Liabilities.

Substantially all of the KM Legacy Liabilities related to the Discontinued Businesses, and were never related to the Company’s core chemical business. Substantially all of the Legacy Environmental Liabilities related to liabilities for civil remediation and other environmental claims by federal, state, local, tribal and quasi-governmental agencies arising from historical activities by Kerr-McGee or its antecedents over a 60-year period at more than 2,800 wood treatment, thorium, refining, petroleum marketing, coal, nuclear, offshore contract drilling, mining, fertilizer, waste disposal and other sites throughout the United States. The Legacy Environmental Liabilities included claims for soil, groundwater and other contamination resulting from, among other things, radioactive waste rock from uranium mining on the Navajo Nation and elsewhere in the southwestern United States, creosote used in the treatment of railroad ties at approximately 40 sites across the United States, the production of ammonium perchlorate in Nevada for use in rocket fuel, the production of radioactive thorium in Illinois for use in gas mantles, the manufacture and blending of fertilizer products at dozens of sites across the United States, and the production and sale of petroleum products at various refineries and storage facilities and hundreds of service stations across the United States. The Legacy Environmental Liabilities also included liabilities related to Superfund Sites in Jacksonville, Florida; Manville, New Jersey; Soda Springs, Idaho; West Chicago, Illinois; Milwaukee, Wisconsin; and Wilmington, North Carolina. The Legacy Tort Liabilities consisted principally of civil tort claims held by individual plaintiffs alleging personal injuries and property damage caused by exposure to asbestos, benzene, creosote, or other environmental contamination or chemical exposure, in each case arising in connection with the Discontinued Businesses.

The Debtors’ primary creditors in the bankruptcy proceedings were the U.S. government and more than 30 state, local, tribal and quasi-governmental entities that held claims related to the Legacy Environmental Liabilities and thousands of individual holders of claims related to the Legacy Tort Liabilities. Certain of the KM Legacy Liabilities were administrative claims that would have been required to be paid in full, in cash, under the Bankruptcy Code while others may not have been dischargeable at all post-bankruptcy. As a result, the Bankruptcy Court could not impose a resolution of the KM Legacy Liabilities without the consent of the related claimants and the Company could not have successfully reorganized without resolving the KM Legacy Liabilities in total. In addition, resolving the claims on an individual basis would have required an extensive, costly and time-consuming process that might not have been possible and likely would have threatened the successful reorganization of the Company. Accordingly, the resolution of these claims on an overall or total basis was essential.

Negotiations regarding the overall resolution of the KM Legacy Liabilities began shortly after the Petition Date. A preliminary agreement in principle was signed in December 2009 and the Company reached the Settlement in November 2010. The Settlement was approved by the Bankruptcy Court on November 30, 2010, subject, in the case of the Environmental Settlement, to a public notice-and-comment period required by applicable environmental laws. This period expired on December 29, 2010, and the Environmental Settlement was approved by the Bankruptcy Court on January 26, 2011. As a result of the Settlement, the Company is no longer responsible for the KM Legacy Liabilities following its emergence from bankruptcy.

Accounting for the KM Legacy Liabilities in 2009

Typically the bankruptcy process involves reconciliation of claims between a debtor and its creditors on an individual basis, with an allowed amount for each claim ultimately agreed to by the parties and/or set forth in an order of the bankruptcy court. With respect to large, complex and disputed claims such as those related to the KM Legacy Liabilities, the individual resolution of such claims typically would be implemented pursuant to certain provisions of the federal rules of bankruptcy procedure. In either scenario, as a claim is allowed by the court, the debtor adjusts its books and records for the allowed amount of the claim in the period such allowed amount is approved. The allowed claim amount is the basis used to allocate recoveries among the creditors, with the settled amount being the amount ultimately recovered by the creditors. An allowed claim amount is not typically the same as the settled or recovered amount. The difference between the allowed amount and the settled or recovered amount is recognized as part of the reorganization adjustment to record the consummation of the reorganization plan under fresh-start accounting.

In contrast, because of the nature and magnitude of the KM Legacy Liabilities, the Company could not successfully reorganize without resolving them on an overall basis. As a result, the parties bypassed the customary individual claims reconciliation process described above and instead embarked on a process to resolve the KM Legacy Liabilities in total. That process culminated in the Settlement. The claims related to the KM Legacy Liabilities were never individually “allowed” or “settled” during the claims resolution process in the bankruptcy proceedings because they were settled “in total” pursuant to the Settlement that was then implemented by consummation of the Plan. Accordingly, no final amounts for individual claims were “allowed” or determined in the bankruptcy proceedings. Nor was the amount of the Settlement a “settled amount” as such term is used in the bankruptcy accounting literature.

Accordingly, the Company concluded that the amount of the Settlement should be considered to be the “expected amount” of the allowed claims for all of the KM Legacy Liabilities during all accounting periods while the Company was in bankruptcy through to the date of its emergence, and therefore should be accounted for as such in accordance with ASC 852. Furthermore, as a result of the bankruptcy and the subsequent negotiations to resolve the KM Legacy Liabilities on an overall basis, the Company concluded it was appropriate to cease using ASC 410, Asset Retirement and Environmental Obligations (“ASC 410”) (i.e., recognizing and measuring the liabilities on a site-by-site basis), and instead viewed the Legacy Environmental Liabilities as a single significant liability that could only be measured on an aggregate basis.

In addition, because the KM Legacy Liabilities were loss contingencies, ASC 450 was applied. ASC 450 provides that loss contingencies should be recorded when information available before the financial statements are issued or are available to be issued indicates that an asset had been impaired or a liability had been incurred at the date of the financial statements. Therefore, the Company concluded that, from the Petition Date, it was more appropriate to account for the KM Legacy Liabilities according to ASC 852 in conjunction with ASC 450, and not in accordance with ASC 410 which requires a site-by-site analysis.

In satisfaction of the Legacy Environmental Liabilities, the Company’s environmental creditors received approximately $325.9 million in cash and accounts receivable, other non-monetary assets (including the sites associated with the Legacy Environmental Liabilities) valued at $68.4 million, and the rights to 88% of any proceeds, if any, from the litigation that the Company commenced in May 2009 against Kerr-McGee and its new parent, Anadarko Petroleum Corporation (“Anadarko”), related to the Spin-Off (the “Anadarko Litigation”). In satisfaction of the Debtors’ liability for the Legacy Tort Liabilities, its tort creditors received approximately $17.6 million in cash and accounts receivable and the rights to 12% of any proceeds that may be recovered in the Anadarko Litigation.

Accordingly, the reserve for the KM Legacy Liabilities was adjusted to the amount of the Settlement in the quarter ended March 31, 2009, the accounting period during which the Debtors filed for bankruptcy. The Settlement amount of $411.9 million was used to initially calculate the amount of the contingent liability, then was adjusted for payments made for environmental remediation work performed in 2009, 2010 and through to the Effective Date in 2011. As a result, the Company adjusted the reserve for the KM Legacy Liabilities in the first quarter of 2009 resulting in a credit of $75.7 million on the Consolidated Statements of Operations and a corresponding balance of $536.4 as of March 31, 2009 on the Consolidated Balance Sheets. The Company calculated the amount of the Settlement, using existing U.S. GAAP rules on exchange transactions, as the funded cash settlement amount plus the fair value of the non-monetary assets exchanged. The Company also transferred rights to certain insurance proceeds, other reimbursement agreements, and the proceeds of the Anadarko Litigation, if any; however, because these are gain contingencies, they were not used in calculating the Settlement amount. The adjustment in 2009 is reflected in “Reorganization income (expense)” on the Consolidated Statements of Operations.